Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management [abstract]
Schedule of Contractual Maturities of Financial Liabilities

The following table presents the contractual maturities of the Company’s financial liabilities and provisions on an undiscounted basis:

	December 31, 2021
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$20,576	$20,576	$-	$-	$-
Glencore pre-payment facility	1,451	1,451	-	-	-
Promissory note	5,000	5,000	-	-	-
Interest on promissory note	159	159	-	-	-
RoyCap convertible debenture	14,080	-	14,080	-	-
Interest on RoyCap convertible debenture	2,620	1,126	1,494	-	-
Government loan	4,499	4,499	-	-	-
Metals contract liability	41,319	11,971	21,884	7,464	-
Projected pension contributions	3,506	612	1,065	1,185	644
Decommissioning provision	17,396	-	-	-	17,396
Other long-term liabilities	1,543	-	536	471	536
	$112,149	$45,394	$39,059	$9,120	$18,576

Schedule of Lease liabilities

Minimum lease payments in respect to lease liabilities are included in trade and other payables and other long-term liabilities as follows:

	December 31, 2021
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$3,767	$3,767	$-	$-	$-
Other long-term liabilities	1,007	-	536	471	-
	$4,774	$3,767	$536	$471	$-

Schedule of Summarizes Continuity of the Company's Total Lease Liabilities

The following table summarizes the continuity of the Company’s total lease liabilities discounted using an incremental borrowing rate ranging from 5% to 11% applied during the year:

	December 31,	December 31,
	2021	2020

Lease liabilities, beginning of year	$6,377	$7,025
Additions	1,123	1,962
Lease principal payments	(2,720)	(2,594)
Lease interest payments	(507)	(759)
Accretion on lease liabilities	501	743
Lease liabilities, end of year	$4,774	$6,377

Schedule of Market Risks

Financial instruments that may impact the Company’s net loss or other comprehensive loss due to currency fluctuations include CAD and MXN denominated assets and liabilities which are included in the following table:

	As at December 31, 2021
	CAD	MXN

Cash and cash equivalents	$88	$502
Trade and other receivables	30	3,425
Trade and other payables	2,175	5,150

Schedule of Sensitivity Analysis for Market Risks

As at December 31, 2021, the CAD/USD and MXN/USD exchange rates were 1.27 and 20.58, respectively. The sensitivity of the Company’s net loss and comprehensive loss due to changes in the exchange rates for the year ended December 31, 2021 is included in the following table:

	CAD/USD	MXN/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$1,277	$1,095
Other comprehensive loss	(122)	4

Schedule of Fair Value Measurements

	December 31,	December 31,
	2021	2020

Level 1
Cash and cash equivalents	$2,900	$4,705
Restricted cash	4,078	4,082

Level 2
Trade and other receivables	8,208	5,102
Derivative instruments	2,162	4,568
Metals contract liability	40,905	-

Amortized cost
Loan payable	-	5,564
Glencore pre-payment facility	1,451	2,862
Promissory note	5,000	5,000
Government loan	4,499	4,499
Sandstorm convertible debenture	-	9,953
RoyCap convertible debenture	8,665	-